2. Regulatory framework	12 Months Ended
Dec. 31, 2019
Regulatory Framework
Regulatory framework

a)   Concession

The term of the concession is 95 years, which may be extended for an additional maximum period of 10 years. The term of the concession is divided into management periods: a first period of 15 years and subsequent periods of 10 years each. At the end of each management period, the Class “A” shares representing 51% of edenor‘s share capital, currently held by PESA, must be offered for sale through a public bidding. If PESA makes the highest bid, it will continue to hold the Class “A” shares, and no further disbursements will be necessary. On the contrary, if PESA is not the highest bidder, then the bidder who makes the highest bid shall pay PESA the amount of the bid in accordance with the conditions of the public bidding.  The proceeds from the sale of the Class “A” shares will be delivered to PESA after deducting any amounts receivable to which the Grantor of the concession may be entitled. The current management period will end on January 31, 2021.

The Company has the exclusive right to render electric power distribution and sales services within the concession area to all the customers who are not authorized to obtain their power supply from the MEM, thus being obliged to supply all the electric power that may be required in due time and in accordance with the established quality levels. In addition, the Company must allow free access to its facilities to any MEM agents whenever required, under the terms of the Concession. No specific fee must be paid by the Company under the Concession Agreement during the term of the concession.

The Company is subject to the terms and conditions of its Concession Agreement and the provisions of the regulatory framework comprised of Federal Laws Nos. 14,772, 15,336 and 24,065, Resolutions and regulatory and supplementary regulations issued by the authorities responsible for this matter, with the Company being responsible for the provision of the public service of electricity distribution and sale with a satisfactory quality level, complying for such purpose with the requirements set forth in both the aforementioned agreement and the regulatory framework.

Failure to comply with the established guidelines will result in the application of fines, based on the economic damage suffered by the customer when the service is provided in an unsatisfactory manner, the amounts of which will be determined in accordance with the methodology stipulated in the above-mentioned agreement. The ENRE is the authority in charge of controlling strict compliance with the pre-established guidelines.

b)  Electricity rate situation

In the last days of 2019, the PEN enacted, in the framework of the Economic Emergency and as mentioned in Note 1, Law No. 27,541 on Social Solidarity and Production Reactivation, pursuant to which is authorized to initiate either a renegotiation process of the tariff structure in effect or an extraordinary review, as from the date on which the law comes into effect, and for a maximum term of up to one hundred and eighty days, with the aim of reducing the actual tariff burden on households, shops and industries for 2020.

In this context, on December 27, 2019, the ENRE instructed the Company not to apply the electricity rate schedules from January 1, 2020, resulting from the provisions of the Electricity Rate Schedules Maintenance Agreement entered into by and between the Company and the Federal Government on September 19, 2019, as such agreement had lost its applicability due to the electricity rate emergency provided for in the aforementioned law, with the electricity rate schedule that had been approved by ENRE Resolution No. 104/19 dated April 30, 2019 remaining in effect.

The aforementioned Electricity Rate Schedules Maintenance Agreement provided for the following:

o    To maintain the electricity rate schedules that were in effect prior to August 1, 2019 for all electricity rate categories;

o    To postpone until January 1, 2020 the application of the CPD that was to be applied as from August 1, 2019 (adjustment mechanism set forth in ENRE Resolution No. 63/2017), relating to the January-June 2019 period, which amounted to 19.05%;

o    To update the electricity rate schedules in relation to seasonal energy prices as from January 1, 2020;

o    To recover the difference of the CPD and the seasonal energy prices generated on August 1, 2019-December 31, 2019 period, in seven monthly and consecutive installments as from January 1, 2020, adjusted in accordance with the relevant CPD adjustment and the methodology set forth in late payment procedures applied by CAMMESA, respectively;

o    Commitment to maintain the quality of the service and meet the quality parameters set forth in the Concession Agreement;

o    To postpone until March 1, 2020 the payment by the Company of any penalty at its original value plus the relevant adjustments applicable at the time of payment.

Additionally, and within this framework, on October 22, 2019 SRRyME Resolution No. 38/2019 approved the seasonal scheduling for the November 2019 – April 2020 periods and provided as well that the power reference price, the energy reference price for residential consumers and the energy reference price for the Distribution company’s Large Users and for the other non-residential consumers, in effect since August 2019, would remain unchanged until April 2020.

Moreover, the referred to ENRE Resolution No.104/19, approved the values of the Company’s Electricity Rate Schedule and the electricity rate values applicable to the Company’s self-management metering system, effective from May 1, 2019, and informed the Company of the value of the average electricity rate, under the terms of Energy Government Secretariat Resolution No. 366/2018, which modifies the prices at which Distributors acquire energy in the MEM, and which amounts to $ 4,343/KWh.

In this framework, the provisions of Resolution No. 14/19 dated April 30, 2019 of the Electricity Market and Renewable Resources Secretariat, which, among other issues, approve the MEM definitive winter scheduling and modify the Power Reference Prices and the Stabilized Price of Energy (SPE) relating to the May 1-October 31, 2019 period, are taken into consideration.

This Resolution provides that the increases of the Stabilized Price of Energy relating to the May-October 2019 six-month period that had been authorized by Resolution 366/2018 for Residential customers, are to be absorbed by the Federal Government, whereas the increases established for non-residential customers with supplies lower than 300 kW and those relating to customers with supplies higher than 300 kW, GUDI customers, were modified for the May-July and August-October 2019 three-month periods.

With regard to the supplies lower than 300 kW (non-residential customers), and those higher than 300 kW, GUDI Customers, the values of the Stabilized Price of Energy were increased for the May-July 2019 and August-October 2019 three-month periods.

The following resolutions issued by the ENRE in the months of January and February complete the 2019 regulatory context:

o    Resolution No. 25/19, which approved, under the terms of ENRE Resolution 366/2018, the values of the Company’s Electricity Rate Schedule, effective from February 1, 2019, and informed of the value of the average electricity rate as from February 1, 2019, under the terms of Energy Government Secretariat Resolution No. 366/2018, which modifies the prices at which Distributors acquire energy in the MEM.

o    Resolution No. 27/19, which approved the CPD value of February 2019 together with the stimulus factor, whose application was deferred until March 2019. Additionally, it determined the value to be applied for the 36 remaining installments resulting from the gradual application system established in ENRE Resolution No. 63/2017, and provided as well that the 50% of the CPD that should have been applied in August 2019 would be recovered in 6 CPD variation-adjusted installments.

With regard to the discounts under the system of caps applicable to customers benefited from the Social Tariff that the Federal Government owed to this Distributor, the Company recorded revenue for $ 923 million, which stated in constant values amounts to $ 1,159.2 million, relating to the December 2017-December 2018 period, as a consequence of the implementation and subsequent cancellation thereof by virtue of the Agreement on the Regularization of Obligations described in note 2.c.

As of December 31, 2019, the Company recognized revenue from the Social Tariff for $ 3,512.7 million, which stated in constant values amounts to $ 3,993.5 million. Additionally, the Company has a receivable for $ 251.4 million for the same concept.

c)   Change of Jurisdiction and Regularization of Obligations

On February 28, 2019, the Federal Government, the PBA and the CABA entered into an agreement to initiate the process of transferring the public service of electricity distribution, duly awarded by the Federal Government to the Company under a concession, to the joint jurisdiction of the PBA and the CABA, with the latter two jointly assuming the capacity as Grantor of the concession of the service. In the aforementioned agreement, the PBA and the CABA agreed to set up a new bipartite agency in charge of the regulation and control of the distribution service, and the Federal Government agreed to take the necessary steps and carry out the necessary administrative procedures to provide a solution to the pending claims with both Distribution companies.

In the framework of such agreement, on May 9, 2019, the Federal Government, the CABA and the PBA entered into an agreement, the Agreement on the Implementation of the Transfer of Jurisdiction, pursuant to which the CABA and the PBA jointly assume, as from the date on which the agreement comes into effect with the relevant ratifications, the regulation and control and the capacity as grantor over the distribution service granted to edenor under a concession. Furthermore, it is provided that the Concession Agreement will remain in full force and effect and the national regulations and provisions issued by both the Energy Secretariat and the ENRE until the effective date of the transfer will be regarded as the applicable regulatory framework; and that the pledge of the Class “A” shares, duly pledged as collateral to secure the performance of the obligations assumed by the Holder of the Concession and/or the majority shareholders under the Concession Agreement, is assigned on an undivided basis by the Federal Government to the CABA and the PBA.

The Company was notified of and assented to the arrangement made by the Federal Government and the new Grantors of the concession in relation to the Transfer and the Implementation Agreements, and undertook both to indemnify them against any claims and to obtain the agreement of the majority of its shareholders. The Agreement on the Implementation of the Transfer of Jurisdiction was ratified by the Provincial Executive Power and the City’s Legislative Power by means of Executive Order 1289/2019 (published in the Official Gazette of the Province of Buenos Aires on October 2, 2019) and Legislative Resolution No. 161/19 (published in the Official Gazette of the CABA on July 17, 2019), respectively.

With the enactment of Law 27,541, the ENRE is granted jurisdiction over the public service of electricity distribution during the term the emergency law is in force.

Furthermore, within the framework of the change of jurisdiction and as a condition for the transfer, on May 10, 2019, the Company and the Energy Government Secretariat, on behalf of the Federal Government, entered into an Agreement on the Regularization of Obligations, putting an end to the mutual pending claims originated in the 2006-2016 Transitional Tariff Period.

By virtue of this Agreement, the Company (i) waives any rights to which it may be entitled and abandons any actions against the Federal Government, including the complaint filed by edenor in 2013 for failure to comply with the obligations resulting from the Agreement on the Renegotiation of the Concession Agreement (the "Adjustment Agreement”) entered into on February 13, 2006; (ii) binds itself to settle debts for works and loans for consumption (“mutuums”) originated in the transition period; (iii) undertakes to pay users certain penalty and compensation amounts relating to that period; and (iv) agrees to make investments, in addition to those agreed upon in the RTI, aimed at contributing to improving the reliability and safety of the service.

 In return, the Federal Government partially recognizes the claim duly made by the Company -referred to in caption (i) of the previous paragraph -, by fully offsetting pending obligations with the MEM for electric power purchases made during the transition period, partially cancelling the mutuums for investments granted by CAMMESA also during that period, and cancelling penalties payable to the National Treasury.

The implementation of this agreement implied, on a one-time-only basis, the partial recognition of the claim made by the Company for an amount of $ 6,906.4 million as compensation for the Federal Government’s failure to comply with obligations for 10 years during the Transitional Tariff Period, which stated in constant values amounts to $ 8,673.7 millon, as well as the adjustment of the liabilities recorded at the time of the agreement, replicating the conditions applied to all the sector’s distributors, generating a profit of $ 6,160 million, which stated in constant values amounts to $ 7,736.3 millon. Additionally, $ 306 million from the Federal Government and $ 273 million from the Province of Buenos Aires were recognized, which stated in constant values amounts to $ 362.0 millon and $ 322.8 million, respectively. These effects are disclosed in the “Agreement on the Regularization of Obligations” line item of the Statement of Comprehensive Income, which stated in constant values amount to $ 17,094.8 million, but do not imply any inflow of funds whatsoever for the Company; quite on the contrary, the Company must comply in the next 5 years with the investment plan stipulated in the above-mentioned agreement, which will be aimed at contributing to the improvement of the reliability and/or safety of the service as a whole, in addition to complying with the Investment Plan duly agreed upon in the tariff structure review (RTI) approved by Resolution 63/2017, which, together with the penalties payable to users, the settlement of liabilities for mutuums and works, and the payment of the generated income tax amount, implies an actual disbursement of funds for a total approximate amount of $ 7,600 million, in a 5-year term.

Additionally, it was agreed that the receivable amounts in favor of the Company for the consumption of shantytowns with community meters generated from July 2017 through December 31, 2018 -exclusively with respect to the percentage undertaken by the Federal Government-, relating to the Framework Agreement (Note 2.e.) for $ 470.8 million, and the receivable amount resulting from applying the cap to the bills of users benefited from the Social Tariff for $ 923 million (Note 2.b), would be offset against both part of the debt the Company held with CAMMESA for loans received for the carrying out of works, and the debts the Company held with CAMMESA for the investments made in the Costanera – Puerto Nuevo – Malaver 220kV Interconnection works, carried out through the Trust for the Management of Electric Power Transmission Works (FOTAE), and for the carrying out of the Tecnópolis Substation’s works.

In this regard, and based on the terms of the second clause of the aforementioned agreement, as of December 31, 2019 the Company recorded the update of the amounts related to “penalties to be used for investments” for a total of $ 1,468 million, totaling a liability pending application of $ 4,648 million, which was charged to finance interest cost.

Moreover, the Company Extraordinary Shareholders’ Meeting dated June 10, 2019 not only ratified the actions taken by the Board of Directors in the negotiations and signing of the Agreement on the Implementation of the transfer of jurisdiction and the Agreement on the Regularization of obligations, but also approved the waiver of rights, actions and claims against the Federal Government originated in the Transitional Tariff Period, and the abandonment of the lawsuit filed in 2013 against the Federal Government.

d)    Penalties

The ENRE is empowered to control the quality levels of the technical product and service, the commercial service and the compliance with public safety regulations, as provided for in the Concession Agreement. If the Distribution Company fails to comply with the obligations assumed, the ENRE may apply the penalties stipulated in the aforementioned Agreement.

As of December 31, 2019 and 2018, the Company has recognized in its financial statements the penalties accrued, whether imposed or not yet issued by the ENRE, relating to the control periods elapsed as of those dates, which may differ from the actual ones.

Furthermore, ENRE Resolution No. 63/17 has set out the control procedures, the service quality assessment methodologies, and the penalty system, applicable as from February 1, 2017, for the 2017 – 2021 period.

In accordance with the provisions of Sub-Appendix XVI to the referred to Resolution, the Company is required to submit in a term of 60 calendar days the calculation of global indicators, interruptions for which force majeure had been alleged, the calculation of individual indicators, and will determine the related discounts, crediting the amounts thereof within 10 business days. In turn, the ENRE will examine the information submitted by the Company, and in the event that the crediting of such discounts were not verified will impose a fine, payable to the Federal Government, equivalent to twice the value that should have been recorded.

In this regard, the ENRE has implemented an automatic penalty mechanism in order that the discounts on account of deviations from the established limits may be credited to customers within a term of 60 days as from the end of the controlled six-month period.

The penalty system provides that penalties are updated in accordance with the variation of Distributor’s CPD or by the energy tariff average price, as the case may be. Subsequently, in different resolutions concerning penalties relating to the commercial service and the safety on streets and public spaces, the Regulatory Entity provided for the application of increases and adjustments, applying for such purpose a criterion different from the one applied by the Company.

Additionally, and subsequent to the Tariff Structure Review, the ENRE regulated and/or issued new penalty procedures, such as:

ü  ENRE Resolution No. 118/18: It regulated the Compensation for extraordinary service provision interruptions.

ü  ENRE Resolution No. 170/18: It regulated the Penalty System for Deviations from the Investment Plan, a procedure whereby real investments are assessed by comparison with the annual investment plan submitted by the Company, and the investment plan carried out for the 5-year rate period is assessed as against the five-year period plan proposed in the RTI.

ü  ENRE Resolution No. 198/18: New Supplementary Penalty Procedure of Technical Service Quality, which penalizes deviations from quality parameters at feeder level.

ü  ENRE Resolution No. 91/18: Through the filing of charges, the ENRE informs edenor about the penalty procedure to be applied for failure to comply with meter-reading and billing time periods.

ü  ENRE Resolution No. 5/19: Through the filing of charges, the ENRE notifies edenor of the penalty system to be applied for failure to comply with customer service times in commercial offices (Intelligent Routing and Consumer Service System – Sistema Inteligente de Direccionamiento y Atención de Usuarios (SIDyAA))

The effects of the resolutions detailed in this note were quantified by the Company and recognized as of December 31, 2019, without implying consent to the criteria applied.

Finally, and in accordance with the provisions of the electricity rate schedule maintenance agreement (Note 2.b), it is agreed that the Company will maintain the quality of the service and comply with the quality parameters set forth in the Concession Agreement, and that the payment of any penalty will be postponed until March 1, 2020 and paid in 6 installments at its original value plus any adjustments that may apply at the time of payment.

e)    Framework agreement

In 2019, the Company and the Federal Government entered into different extension addenda to the new Framework Agreement, extending the term thereof until May 31, 2019.

Additionally, the above-mentioned addenda provided for the following:

-       The Federal Government’s commitment to settle the amounts of its economic contribution for the supply of electricity to shantytowns, after deducting the energy associated with the Social Tariff;

-       That the Company may assign the receivable amounts recognized by this extension to Edesur. In this regard, the relevant agreement on the assignment of receivables was signed, whereby Edesur, in consideration for the assigned receivables, paid edenor the sole, full and final sum of $ 167.8 million.

Consequently, as of December 31, 2019 the Company recognized revenue from the sale of electricity under the Framework Agreement until December 31, 2018 for $ 470.8 million, which stated in constant values amounts to $ 591.3 million, and for the first five months of 2019 for $ 205.5 million, which stated in constant values amount to $ 220.2, both related to the Federal Government’s participation.

Furthermore, within the framework of the transfer of jurisdiction of the public service of electricity distribution that had been provided for by Law No. 27,467, the Government of the Province of Buenos Aires enacted Law No. 15,078 on General Budget, pursuant to which it was provided that the Province of Buenos Aires would pay as from January 1, 2019 for the low-income areas and shantytowns’ consumption of electricity the same amount as that paid in 2018, and that any amount in excess of that would have to be borne by the Municipalities in whose territories the particular shantytowns were located. Such consumption had to be previously approved by the regulatory agencies or local authorities having jurisdiction in each area. In this regard, the Company has become aware that on November 27, 2019, the Municipality of General San Martín filed a petition for the granting of a provisional remedy with the Supreme Court claiming that the section of Law No. 15,078 that refers to this topic was unconstitutional. As of December 31, 2019, the Company did not recognize revenue for this concept.

Finally, in view of the recent measures adopted by national and provincial authorities as of the date of issuance of these financial statements, the Company does not know which guidelines will be followed concerning the consumption of electricity by low-income areas and shantytowns related to the periods that have not been recognized as well as future periods.

f)     Restriction on the transfer of the Company’s common shares

The by-laws provide that Class “A” shareholders may transfer their shares only with the prior approval of the ENRE. The ENRE must communicate its decision within 90 days upon submission of the request for such approval, otherwise the transfer will be deemed approved.

Furthermore, Caja de Valores S.A. (the Public Register Office), which keeps the Share Register of the shares, is entitled (as stated in the by-laws) to reject such entries which, at its criterion, do not comply with the rules for the transfer of common shares included in (i) the Business Organizations Law, (ii) the Concession Agreement and (iii) the By-laws.

In addition, the Class “A” shares will be pledged during the entire term of the concession as collateral to secure the performance of the obligations assumed under the Concession Agreement.

In connection with the issuance of Corporate Notes, during the term thereof, PESA is required to be the beneficial owner and owner of record of not less than 51% of the Company’s issued, voting and outstanding shares.